UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MKM Longboat Capital Advisors LLP

Address:  Standbrook House
          5th Floor
          2-5 Old Bond Street
          London W1S 4PD
          England

13F File Number: 028-12493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Julian Mant
Title:    Chief Financial Officer
Phone:    (+44) 207 152 1059

Signature, Place and Date of Signing:


/s/ Julian Mant                   London, England              August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           24

Form 13F Information Table Value Total:      298,812
                                             (in thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

                                                            June 30, 2007
           COLUMN 1                COLUMN 2        COLUMN 3     COLMN 4        COLUMN 5       COL 6   COL 7           COLUMN 8
                                                                 VALUE   SHRS/      SH/ PUT/  INVSMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS      CUSIP       (x1000)  PRN AMT    PRN CALL  DSCRTN  MNGRS   SOLE       SHARED NONE
ALLTEL CORP                    COM                020039103     20,355      300,000 SH         SOLE   NONE       300,000  0     0
AMGEN INC                      COM                031162100        487        8,800 SH         SOLE   NONE         8,800  0     0
BIOMET INC                     COM                090613100     27,390      600,000 SH         SOLE   NONE       600,000  0     0
CARDIOME PHARMA CORP           COM NEW            14159U202      6,762      723,200 SH         SOLE   NONE       723,200  0     0
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD       204412100     23,724      631,300 SH         SOLE   NONE       631,300  0     0
CROCS INC                      COM                227046109     15,047      350,000     PUT    SOLE   NONE       350,000  0     0
DEVON ENERGY CORP NEW          COM                25179M103      2,258       28,600 SH         SOLE   NONE        28,600  0     0
DIGENE CORP                    COM                253752109     21,525      356,500 SH         SOLE   NONE       356,500  0     0
ENSCO INTL INC                 COM                26874Q100      3,002       48,300 SH         SOLE   NONE        48,300  0     0
FORD MTR CO DEL                NOTE  4.250%12/1   345370CF5     12,642   10,000,000 PRN        SOLE   NONE    10,000,000  0     0
HARMONIC INC                   COM                413160102      7,709      875,000 SH         SOLE   NONE       875,000  0     0
HUNTSMAN CORP                  COM                447011107     12,175      500,000 SH         SOLE   NONE       500,000  0     0
INTL SECS EXCHANGE HLDGS INC   CL A               46031W204     39,860      606,700 SH         SOLE   NONE       606,700  0     0
NOBLE CORPORATION              SHS                G65422100     22,005      223,585 SH         SOLE   NONE       223,585  0     0
PHARMACYCLICS INC              COM                716933106        365      131,000 SH         SOLE   NONE       131,000  0     0
PHARMION CORP                  COM                71715B409      6,664      227,898 SH         SOLE   NONE       227,898  0     0
POSCO                          SPONSORED ADR      693483109      5,737       47,600 SH         SOLE   NONE        47,600  0     0
ROWAN COS INC                  COM                779382100      5,178      125,000 SH         SOLE   NONE       125,000  0     0
TECK COMINCO LTD               CL B               878742204      2,754       60,000 SH         SOLE   NONE        60,000  0     0
TERNIUM SA                     SPON ADR           880890108     37,572    1,235,500 SH         SOLE   NONE     1,235,500  0     0
WARNER MUSIC GROUP CORP        COM                934550104      4,438      308,850 SH         SOLE   NONE       308,850  0     0
XENOPORT INC                   COM                98411C100      9,651      214,706 SH         SOLE   NONE       214,706  0     0
PONIARD PHARMACEUTICALS INC    COM                732449301      8,350    1,227,963 SH         SOLE   NONE     1,227,963  0     0
OPTIBASE LTD                   ORD                M7524R108      3,162      725,300 SH         SOLE   NONE       725,300  0     0

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